Cash Dividends	12 Months Ended
Dec. 31, 2020
Cash Dividends [Abstract]
CASH DIVIDENDS

21.    CASH DIVIDENDS

Cash dividends declared and paid:

The Board of Directors resolved to pay the following dividends for the years 2020, 2019 and 2018:

•        On 13 August 2020: USD 4,360 thousand (Dividend per share: USD 0.090)

•        On 21 March 2019: USD 5,455 thousand (Dividend per share excluding treasury shares: USD 0.040)

•        On 22 August 2019: USD 5,361 thousand (Dividend per share excluding treasury shares: USD 0.040)

•        On 16 August 2018: USD 4,091 thousand (Dividend per share excluding treasury shares: USD 0.030)

There are no cash dividends declared but not paid as at 31 December 2020, 2019 and 2018.